Employee Benefit Plans (Details 13)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Plan [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities, Minimum	50.00%
Total fixed maturity securities, Maximum	80.00%
Total fixed maturity securities	53.00%	44.00%
Total equity securities, Minimum	0.00%
Total equity securities, Maximum	40.00%
Total equity securities	24.00%	35.00%
Total alternative securities, Minimum	10.00%
Total alternative securities, Maximum	20.00%
Total other securities	23.00%	21.00%
Total	100.00%	100.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Plan [Member] | Corporate fixed maturity securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities	27.00%	24.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Plan [Member] | US Government Agencies Debt Securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities	4.00%	3.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Plan [Member] | Foreign government debt securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities	3.00%	3.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Plan [Member] | State and political subdivision securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities	3.00%	2.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Plan [Member] | U S Government Debt Securities Member
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities	16.00%	12.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Plan [Member] | Common Stock-domestic [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total equity securities	20.00%	27.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Plan [Member] | Common Stock-foreign [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total equity securities	4.00%	8.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Plan [Member] | Money Market Funds [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	0.00%	5.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Plan [Member] | Pass-through securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	6.00%	5.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Plan [Member] | Derivatives [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	1.00%	0.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Plan [Member] | Short-term Investments [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	6.00%	1.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Plan [Member] | Other invested assets [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	9.00%	8.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Plan [Member] | Other Receivables [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	1.00%	1.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Plan [Member] | Securities Receivable [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	0.00%	1.00%
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Plan [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities, Target	61.00%
Total fixed maturity securities	52.00%	45.00%
Total equity securities, Target	27.00%
Total equity securities	23.00%	26.00%
Total alternative securities, Target	12.00%
Total other securities	25.00%	29.00%
Total	100.00%	100.00%
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Plan [Member] | Foreign government debt securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities	52.00%	45.00%
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Plan [Member] | Common Stock-domestic [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total equity securities	0.00%	2.00%
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Plan [Member] | Common Stock-foreign [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total equity securities	23.00%	24.00%
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Plan [Member] | Money Market Funds [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	0.00%	6.00%
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Plan [Member] | Short-term Investments [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	3.00%	3.00%
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Plan [Member] | Other invested assets [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	22.00%	20.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Medical [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities, Minimum	50.00%
Total fixed maturity securities, Maximum	100.00%
Total fixed maturity securities	51.00%	30.00%
Total equity securities, Minimum	0.00%
Total equity securities, Maximum	50.00%
Total equity securities	37.00%	58.00%
Total alternative securities, Minimum	10.00%
Total alternative securities, Maximum	20.00%
Total other securities	12.00%	12.00%
Total	100.00%	100.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Medical [Member] | Corporate fixed maturity securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities	17.00%	9.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Medical [Member] | US Government Agencies Debt Securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities	4.00%	2.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Medical [Member] | Foreign government debt securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities	2.00%	3.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Medical [Member] | State and political subdivision securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities	8.00%	5.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Medical [Member] | U S Government Debt Securities Member
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities	20.00%	11.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Medical [Member] | Common Stock-domestic [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total equity securities	30.00%	48.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Medical [Member] | Common Stock-foreign [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total equity securities	7.00%	10.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Medical [Member] | Money Market Funds [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	1.00%	0.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Medical [Member] | Pass-through securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	11.00%	10.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Medical [Member] | Derivatives [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	0.00%	0.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Medical [Member] | Short-term Investments [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	0.00%	1.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Medical [Member] | Other invested assets [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	0.00%	0.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Medical [Member] | Other Receivables [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	0.00%	1.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Medical [Member] | Securities Receivable [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	0.00%	0.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Life [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities, Target	0.00%
Total fixed maturity securities	0.00%	0.00%
Total equity securities, Target	0.00%
Total equity securities	0.00%	0.00%
Total alternative securities, Target	100.00%
Total other securities	100.00%	100.00%
Total	100.00%	100.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Life [Member] | Corporate fixed maturity securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities	0.00%	0.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Life [Member] | US Government Agencies Debt Securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities	0.00%	0.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Life [Member] | Foreign government debt securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities	0.00%	0.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Life [Member] | State and political subdivision securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities	0.00%	0.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Life [Member] | U S Government Debt Securities Member
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities	0.00%	0.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Life [Member] | Common Stock-domestic [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total equity securities	0.00%	0.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Life [Member] | Common Stock-foreign [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total equity securities	0.00%	0.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Life [Member] | Money Market Funds [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	0.00%	0.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Life [Member] | Pass-through securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	0.00%	0.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Life [Member] | Derivatives [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	0.00%	0.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Life [Member] | Short-term Investments [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	100.00%	100.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Life [Member] | Other invested assets [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	0.00%	0.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Life [Member] | Other Receivables [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	0.00%	0.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Postretirement Life [Member] | Securities Receivable [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	0.00%	0.00%
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities, Target	100.00%
Total fixed maturity securities	100.00%	100.00%
Total equity securities, Target	0.00%
Total equity securities	0.00%	0.00%
Total alternative securities, Target	0.00%
Total other securities	0.00%	0.00%
Total	100.00%	100.00%
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Foreign government debt securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total fixed maturity securities	100.00%	100.00%
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Common Stock-domestic [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total equity securities	0.00%	0.00%
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Common Stock-foreign [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total equity securities	0.00%	0.00%
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Money Market Funds [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	0.00%	0.00%
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Short-term Investments [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	0.00%	0.00%
Foreign Postretirement Benefit Plans, Defined Benefit [Member] | Other invested assets [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans
Total other securities	0.00%	0.00%